Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

8 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents consists of the following:

	Dec 31, 2024	Dec 31, 2023

Cash at banks	3,344,196	19,424,059
- Time deposit	435,545	18,437,333
- Demand deposit	2,908,651	986,726
Other liquid assets (*)	1,804,661	--
Total	5,148,857	19,424,059

(*)	The Group considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2024, this includes investments in money market funds and similar liquid instruments. These investments are readily convertible to known amounts of cash and carry an insignificant risk of changes in value.

As of December 31, 2024, and 2023 the details of the Group’s time deposit, maturity dates and interest rates are as follows:

December 31, 2024

Currency	Maturity	Interest rate %	Amount

TL	January 24, 2025	49,25	172,410
TL	January 1, 2025	30	4,380
TL	January 1, 2025	40	39,910
TL	January 1, 2025	40	218,845
Total			435,545

December 31, 2023

Currency	Maturity	Interest rate %	Amount

US$	December 31, 2023	5	17,231,789
TL	January 29, 2024	46	140,178
TL	January 2, 2024	43	147,306
TL	January 19, 2024	46	327,900
TL	January 5, 2024	43	28,089
TL	January 23, 2024	46	562,071
Total			18,437,333

Due to the loan agreement with PFG dated January 20, 2021, the Group shall maintain certain amount of cash, in demand or time deposit accounts over which PFG has a first priority security interest.